OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2015
Other Liabilities Disclosure [Abstract]
Other liabilities

	December 31, 2015	December 31, 2014
Post-retirement benefit obligation	$19.6	$26.7
Defined benefit plan obligation	165.8	117.9
Restructuring reserves	20.6	14.3
Self-insurance reserves	10.0	34.9
Acquisition related reserves	—	2.2
Deferred revenue	2.5	3.4
Deferred compensation plan obligation	46.4	43.4
Worker's compensation and auto	28.6	23.1
Other	29.6	8.3
	$323.1	$274.2